Financial Instruments with Off-Balance Sheet Risk - Summary of Financial Instruments whose Contract Amount Represents Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Off Balance Sheet Financing [Line Items]
Fair value of financial instruments	$ 1,937	$ 1,778
Commitments to Extend Credit [Member]
Off Balance Sheet Financing [Line Items]
Fair value of financial instruments	$ 136,293	$ 126,387